Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting
4.	Segment Reporting

(a)	Identification of reportable segments

The Group is an emerging lithium producer with operations in Australia and Canada. The principal activities of the Group during the year were lithium mining and processing at North American Lithium and ongoing identification, evaluation and development of its portfolio of mineral exploration assets in Australia and Canada, predominantly focusing on lithium.

Management has determined the operating segments based on the reports that are used by the Executive Leadership Team (the chief operating decision maker) and Board of Directors to make strategic decisions. Due to the geographically disparate nature of the operations, management examines the Group’s financial performance and activity from a geographical perspective. During the year, the reportable segments for the Group were segregated between Australian operations, Canadian operations and Corporate activities.

The principal activities of each reportable segment are summarised as follows:

Reportable segment	Principal activities
Australian operations	Operations located in Western Australia, Australia
Lithium and gold projects	Exploration of lithium and gold tenements in the Pilbara and Yilgarn regions
Canadian operations	Operations located in Québec, Canada
Abitibi-Témiscamingue Hub
North American Lithium (NAL)	Lithium mining and processing
Authier Lithium Project	Hard rock lithium deposit
Pontiac Claims	Exploration site for lithium pegmatite occurrences
Tansim Lithium Project	Exploration site for lithium, tantalum and beryllium
Vallée Lithium Project	Mineral rights claims located adjacent to NAL
Eeyou Istchee James Bay Hub
Lac Albert Lithium Project	Exploration site for lithium pegmatite occurrences
Moblan Lithium Project	Hard rock lithium deposit host to high-grade spodumene mineralisation
Troilus Claims	Wholly owned claims located adjacent to the Moblan Lithium Project
Corporate	Corporate activities not directly related to operations

(b)	Segment results

The segment information reflects the Group’s interest in subsidiaries and joint operations on a proportional consolidation basis. The segment information includes non-IFRS financial measures.

Segment performance is measured by Underlying EBITDA. Underlying EBITDA is earnings before underlying depreciation and amortisation expense, underlying earnings adjustments, net financial income and expenses, and income tax expense.

Reconciliations of underlying segment information to statutory information included in the Group’s consolidated financial statements are set out in Note 4 (c).

Year ended 30 June 2025	Australian operations $’000	Canadian operations $’000	Corporate $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	–	223,365	–	–	223,365
Total revenue	–	223,365	–	–	223,365

Underlying EBITDA	(1,751)	(60,402)	(4,762)	–	(66,915)
Underlying depreciation and amortisation expense (1)	(2)	(39,908)	(146)	–	(40,056)
Underlying earnings adjustments (2)	–	(264,880)	(385,692)	373,171	(277,401)
Profit/(loss) from operations	(1,753)	(365,190)	(390,600)	373,171	(384,372)
Net financial expense					(358)
Loss before income tax					(384,730)
Income tax benefit					2,989
Loss after income tax					(381,741)

Underlying exploration expenditure	–	27,345	–	–	27,345
Underlying capital expenditure (3)	–	19,629	98	–	19,727
Total underlying assets	264	646,079	445,711	(439,340)	652,714
Total underlying liabilities	12	176,534	4,234	(3,512)	177,268

Year ended 30 June 2024
Revenue	–	200,873	–	–	200,873
Total revenue	–	200,873	–	–	200,873

Underlying EBITDA	(193)	(49,091)	(4,870)	–	(54,154)
Underlying depreciation and amortisation expense (1)	(2)	(33,207)	(98)	–	(33,307)
Underlying earnings adjustments (2)	(5,930)	(24,413)	(40,760)	39,496	(31,607)
Profit/(loss) from operations	(6,125)	(106,711)	(45,728)	39,496	(119,068)
Net financial income					3,622
Loss before income tax					(115,446)
Income tax expense					(3,576)
Loss after income tax					(119,022)

Underlying exploration expenditure	2,534	31,152	–	–	33,686
Underlying capital expenditure (3)	–	105,528	37	–	105,565
Total underlying assets	36	881,307	814,010	(750,307)	945,046
Total underlying liabilities	119	138,474	14,106	(3,286)	149,413

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense and other non-cash inventory movements recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure.

Year ended 30 June 2023	Australian operations $’000	Canadian operations $’000	Corporate $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	–	–	–	–	–
Total revenue	–	–	–	–	–

Underlying EBITDA	(247)	(14,604)	(8,614)	–	(23,465)
Underlying depreciation and amortisation expense (1)	–	(569)	(65)	–	(634)
Underlying earnings adjustments (2)	–	2,578	–	–	2,578
Loss from operations	(247)	(12,595)	(8,679)	–	(21,521)
Net financial income					14,821
Loss before income tax					(6,700)
Income tax expense					(3,649)
Loss after income tax					(10,349)

Underlying exploration expenditure	593	91,773	–	–	92,366
Underlying capital expenditure (3)	5	152,989	40	–	153,034
Total underlying assets	3,750	839,539	805,945	(639,661)	1,009,573
Total underlying liabilities	17	124,084	9,804	2,223	136,128

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense and other non-cash inventory movements recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure.

Inter-segment transactions

Inter-segment transactions are made on a commercial basis. All such transactions are eliminated on consolidation of the Group's financial statements.

Segment assets

Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.

Segment liabilities

Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment.

(c)	Underlying results reconciliation

The following table reconciles the underlying segment information to the Group’s statutory results for the year:

	2025 $’000	2024 $’000	2023 $’000
Underlying EBITDA	(66,915)	(54,154)	(23,465)
Underlying depreciation and amortisation expense	(40,056)	(33,307)	(634)
Underlying earnings adjustments
Gain on remeasurement of deferred income (1)	4,546	–	–
Income from sale of tax benefits under flow through share arrangements (2)	6,084	5,294	2,578
Impairment and write down of financial assets (3)	–	(8,134)	–
Impairment and write down of non-financial assets (4)	(271,310)	(17,066)	–
Loss on disposal of financial assets (5)	–	(1,264)	–
Merger transaction and integration costs (6)	(12,521)	–	–
Net movement in inventories relating to net realisable value adjustments (7)	(4,200)	(10,437)	–
Loss from operations	(384,372)	(119,068)	(21,521)
Net financial income/(expense)	(358)	3,622	14,821
Income tax benefit/(expense)	2,989	(3,576)	(3,649)
Loss after income tax	(381,741)	(119,022)	(10,349)

(1)	Adjustment to profit/(loss) for the Canadian operations segment.
(2)	Adjustment to profit/(loss) for the Canadian operations segment. Refer to Note 16 (a) for further details.
(3)	Adjustment to profit/(loss) for the Canadian operations segment.
(4)	Adjustment to profit/(loss) for both the Australian operations segment of nil (2024: $5.9 million; 2023: Nil) and Canadian operations segment of $271.3 million (2024: $11.2 million; 2023: Nil).
(5)	Adjustment to profit/(loss) for the Corporate segment.
(6)	Adjustment to profit/(loss) for the Corporate segment. Refer to Note 7 for further details.
(7)	Adjustment to profit/(loss) for the Canadian operations segment. Refer to Note 11 for further details.

(d)	Major customers

The Group generates revenue from external customers who individually account for greater than 10 per cent of the Group’s total revenue. The following table sets out the applicable revenue percentage generated from each of these customers:

	2025%	2024%	2023%
External Customer 1	67	45	–
External Customer 2	33	–	–
External Customer 3	–	29	–
External Customer 4	–	25	–